Taxes - Additional Information (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2021	Dec. 31, 2020 COP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			32.00%	33.00%	37.00%
Average effective tax rate			42.70%	23.90%	40.10%
Description of nature of potential income tax consequences that would result from payment of dividend			Further, if the earnings against which the dividends are distributed were not subject to corporate tax, these dividends are taxable by the income tax applicable during the distribution period (for 2019 the rate is 33%). In this scenario, the 7.5% tax on dividends will be applicable to the distributed amount, once it is reduced by the 32% in 2020 (33% in 2019) income tax rate.
Description of tax losses carry forward			Tax losses generated as of January 1, 2017 may be offset against ordinary net income obtained in the following 12 taxable years.
Deferred tax assets							$ 8,071,733,000		$ 6,809,347,000
RTA / Deferred tax update			$ 19,038,000
Description Of Vat Rate And Conditions			Concerning VAT, changes have been made to the list of goods and services excluded from VAT as set forth in Articles 424, 426 and 476 of the Tax Code, adding Article 437 to the Tax Code, with regard to guidelines on compliance with formal duties concerning VAT by service providers abroad, and it has been noted that VAT withholding may be up to 50% of the tax amount, subject to regulation by the National Government. The VAT rate remains at 19%.
Description Of Audit Benefit Terms			Additionally, an audit benefit was included for fiscal years 2020 to 2021. Under this benefit, the income tax returns that reflect an increase in the net income tax of at least 30%,
Limitations Covering Tax Return With Favourable Balance Period			3 years
Description of Change in Limitation Period upon Compliance of Given Condition			Returns filed by taxpayers that have made transactions, subject to the transfer pricing regulations, have a five-year statute of limitations, for the tax returns that are filed as of January 1, 2020.
Description of statute of limitations for tax return in which tax losses are originated or carried forward			For tax returns in which tax losses are carried forward, the statute of limitations will be 6 years (5 years from 2020) counted as of their filing date.
Description of Extending the Limitation upon the Compliance of Given Conditions			With respect to tax returns where tax losses are calculated, the statute of limitations will be 12 years and if the losses are carried forward within the last 2 years of the 12–year period, the statute of limitations will be extended up to 3 additional years from the year of offsetting.
Description of Change in Effective tax rate			The increase from the previous year is mainly due to: a) the decrease in projected profit at the end of each year, b) the limitation in the use of the tax credits, c) the effect of the adjustment for exchange differences in the companies of the business group that are dollar functional currency, d) the effect of the adjustment of Permian in 2019 and e) the effect of the companies of the group with losses that have a nominal rate different from the parent company.
Description of Consistency in The Return When Increase in Minimum Tax rate			Additionally, an audit benefit was included for fiscal years 2020 to 2021. Under this benefit, the income tax returns that reflect an increase in the net income tax of at least 30%, or 20% over the net income tax of the immediately preceding year, shall be considered firm for six (6) or twelve (12) months, respectively after the date of presentation if not notified of a deadline for correction or special requirement, or a special deadline or provisional settlement, provided that the return is filed timely and the payment is made within the established deadlines.
Threshold Limit of Income tax Below which Tax Benefit is Not Applicable			$ 25,000
Percentage of gains			10.00%
Base tax amount							812,673,000
Deferred tax assets amount unrecognized			$ 81,267,000
Percentage of tax discount in the industry and commerce tax			50.00%	50.00%
Excesses of presumptive income			$ 199,103,000
Deferred tax asset recognised			7,673,912,000	$ 6,809,347,000
Increase in profit due to recognition of deferred tax asset			$ 247,420,000
Description of deferred tax assets recognized.			The above benefit does not apply to: (i) taxpayers who have access to tax benefits due to their location in a specified geographic region; (ii) if it is demonstrated that the withholding taxes reported are non-existent; (iii) if the net income tax is less than 71 UVT (COP$2,5 for fiscal year 2020). The reduced status of limitation stated is not applicable for withholding tax returns and VAT retuns, which shall follow the general tax rules.
Deferred Tax Liabilities, Net							1,639,206,000		1,328,831,000
Deferred Tax liabilities							1,866,054,000		1,399,374,000
Chevron
Disclosure of detailed information about income tax [Line Items]
Deferred Tax Liabilities, Net							383,346,000
Unreported Assets and Nonexistent Liabilities [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable Tax Rate On Unreported Assets or Nonexistent Liabilities			15.00%
2019 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			33.00%	33.00%
Percentage Of Net Equity				1.50%
Presumptive income tax				1.50%
2020 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			32.00%
Percentage Of Net Equity			0.50%
Presumptive income tax			0.50%
2021 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate		31.00%	31.00%
Presumptive income tax			0.00%
2022 [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			30.00%
Excess of Income tax losses [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax assets for tax losses and excesses of presumptive income amount			$ 4,540,328,000	$ 2,849,087,000
Dividend Tax Rate [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			10.00%	7.50%
Refinera de Cartagena
Disclosure of detailed information about income tax [Line Items]
Tax losses							8,007,852,000
Deferred tax asset recognised			$ 1,601,570,000	$ 1,052,848,000
Refinera de Cartagena | Loss carry forwards [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset recognised			1,601,570,000
Refinera de Cartagena And Ecopetrol USA
Disclosure of detailed information about income tax [Line Items]
Tax losses							9,394,582,000		6,385,989,000
Andean Chemicals Ltd. [Member]
Disclosure of detailed information about income tax [Line Items]
Additional Deferred tax asset recognised			71,305,000
Deferred tax assets not recognised			1,912,000
Reficar
Disclosure of detailed information about income tax [Line Items]
Excess presumptive income were not recognised			245,508,000
Ecopetrol USA
Disclosure of detailed information about income tax [Line Items]
Tax losses						$ 404	1,386,730,000
Deferred tax asset recognised			$ 306,172,000	$ 182,977,000
Tax carry forward term			20 years
Tax losses as a percentage of taxable income	80.00%
Ecopetrol USA | Loss carry forwards [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset recognised			$ 1,663,411,000
Ecopetrol
Disclosure of detailed information about income tax [Line Items]
Works for taxes							94,185,000
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Excesses of presumptive income			61,722,000
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of detailed information about income tax [Line Items]
Works for taxes							39,379,000
Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate				32.00%
Tax losses							3,953,551,000
Deferred tax asset recognised			$ 1,189,973,000
Tax carry forward term			12 years
Ecopetrol Group | Bioenergy | Loss carry forwards [Member]
Disclosure of detailed information about income tax [Line Items]
Deferred tax asset recognised			$ 1,189,973,000
Ecopetrol USA Inc
Disclosure of detailed information about income tax [Line Items]
Tax losses							$ 6,532,048,000	$ 1,904	$ 6,144,400,000
Deferred tax asset recognised			$ 1,357,239,000	$ 1,288,249,000
Tax carry forward term			20 years
Bottom of range [member]
Disclosure of detailed information about income tax [Line Items]
Tariff Percentage			30.00%
Top of range [member]
Disclosure of detailed information about income tax [Line Items]
Tariff Percentage			31.00%
Colombia Country [Member]
Disclosure of detailed information about income tax [Line Items]
Withholding Dividend Tax Rate			7.50%
Free Trade Zone Area [Member]
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			20.00%
Free Trade Zone Area [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Presumptive income, percentage on beginning equity				15.00%
Free trade zone with legal stability contract [Member] | Ecopetrol Group
Disclosure of detailed information about income tax [Line Items]
Applicable tax rate			15.00%